BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) - Business Combination [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Mediaplus Venture Group Pte. Ltd [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	$ 26,799,380
Unaudited pro forma net loss	8,150,581
Property Facility Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	26,083,537
Unaudited pro forma net loss	8,204,153
YY Circle (HK) Pte Limited [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	26,039,852
Unaudited pro forma net loss	8,275,283
YY Circle (Thailand) Company Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	26,169,612
Unaudited pro forma net loss	8,329,374
Transocean Oil Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	25,806,621
Unaudited pro forma net loss	8,171,493
Uniforce Security Services Pte. Ltd. [Member]
BUSINESS COMBINATION - Schedule of Unaudited Pro Forma Information (Details) [Line Items]
Unaudited pro forma revenue	28,296,844
Unaudited pro forma net loss	$ 8,364,210